INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The U.S. and foreign components of earnings (loss) from continuing operations before income taxes and equity in loss of investee companies were as follows:

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
United States	$(652)	$157	$(5,862)	$(2,039)
Foreign	176	347	(315)	786
Total	$(476)	$504	$(6,177)	$(1,253)
The components of the (benefit from) provision for income taxes were as follows:

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Current:
Federal	$(11)	$144	$121	$70
State and local	(5)	74	56	84
Foreign	91	104	148	135
Total current	75	322	325	289
Deferred:
Federal	$(139)	$(341)	$(538)	$(556)
State and local	21	(73)	(116)	(110)
Foreign	3	13	24	16
Total deferred	(115)	(401)	(630)	(650)
Benefit from income taxes	$(40)	$(79)	$(305)	$(361)
In addition, for the Predecessor periods, net earnings from discontinued operations included income tax provisions of $5 million and $249 million for the years ended 2024 and 2023, respectively.

The equity in loss of investee companies is shown net of tax on the Consolidated Statements of Operations. The tax provision relating to losses from equity investments was $1 million for the period from August 7 - December 31, 2025 (Successor) and $2 million for the period from January 1 - August 6, 2025 (Predecessor), and the tax benefit was $1 million in 2024 and $10 million in 2023, which represented an effective tax rate of 1.0%, 1.2%, 0.3%, and 2.7% for the respective periods.
The difference between income taxes expected at the U.S. federal statutory income tax rate of 21% and the (benefit from) provision for income taxes is summarized as follows:

	Successor		Predecessor
	Period From August 7 - December 31,		Period From January 1 - August 6,
	2025		2025
	Amount	Percent	Amount	Percent
Taxes on income at U.S. federal statutory rate	$(100)	21.0%	$106	21.0%
State and local taxes, net of federal tax benefit (a)	6	(1.3)%	(17)	(3.4)%
Effect of foreign operations:
United Kingdom
Statutory tax rate difference	6	(1.3)%	7	1.4%
UK consortium group relief	(29)	6.1%	(37)	(7.3)%
Withholding taxes	(4)	0.8%	(5)	(1.0)%
Provision to return	(13)	2.7%	—	—%
Other	2	(0.4)%	7	1.4%
Canada
Withholding taxes	28	(5.9)%	28	5.5%
Other	5	(1.0)%	1	0.2%
Netherlands
Provision to return	16	(3.4)%	—	—%
Other	—	—%	3	0.6%
Australia
Statutory tax rate difference	(3)	0.6%	(6)	(1.2)%
Changes in valuation allowances	5	(1.0)%	25	5.0%
Other	5	(1.0)%	3	0.6%
Germany
Provision to return	6	(1.3)%	1	0.2%
Other	—	—%	1	0.2%
Chile
Changes in valuation allowances	7	(1.5)%	—	—%
Other	(2)	0.4%	(1)	(0.2)%
Barbados
Statutory tax rate difference	(11)	2.3%	(16)	(3.2)%
Pillar Two	14	(2.9)%	—	—%
Italy	8	(1.7)%	5	1.0%
Other foreign jurisdictions	17	(3.6)%	21	4.2%
Effect of cross-border tax laws:
Foreign tax credits	(62)	13.0%	(51)	(10.1)%
Foreign-derived intangible income	—	—%	(48)	(9.5)%
U.S. tax on foreign entities	—	—%	8	1.6%
Subpart F income	23	(4.8)%	—	—%
Tax credits	—	—%	(4)	(0.8)%
Changes in valuation allowances	5	(1.0)%	(94)	(18.7)%
Nontaxable and nondeductible items
Compensation	25	(5.2)%	5	1.0%
Noncontrolling interests	(9)	1.9%	(93)	(18.5)%
Transaction-related items	1	(0.2)%	14	2.8%
Excess tax (benefit) deficiency from stock-based compensation	(2)	0.4%	9	1.8%
Other	4	(0.8)%	(4)	(0.8)%
Changes in reserve for uncertain tax positions	11	(2.3)%	57	11.3%
Other, net	1	(0.2)%	(4)	(0.8)%
Benefit from income taxes	$(40)	8.4%	$(79)	(15.7)%
(a) State taxes in Pennsylvania, New York, California, New Jersey, Ohio, and Oregon comprise the majority of the tax effect in this category.

	Predecessor
	Year Ended December 31,
	2024	2023
Taxes on income at U.S. federal statutory rate	$(1,297)	$(263)
State and local taxes, net of federal tax benefit	(56)	(13)
Effect of foreign operations	74	(97)
Noncontrolling interests	(7)	(6)
Goodwill impairment	819	—
Interest limitation carryforward valuation allowance	101	—
Non-deductible expenses	55	9
Reorganization of foreign operations	—	(4)
Tax deficiency from stock-based compensation	18	18
Other, net	(12)	(5)
Benefit from income taxes	$(305)	$(361)
The following table summarizes the components of deferred income tax assets and liabilities.

	Successor	Predecessor
	At	At
	December 31, 2025	December 31, 2024
Deferred income tax assets:
Reserves and other accrued liabilities	$606	$354
Pension, postretirement and other employee benefits	437	460
Lease liability	348	409
Tax credit and loss carryforwards	893	538
Interest limitation carryforward	13	114
Capitalized costs	383	180
Intangible assets	—	428
Investments	406	25
Other	5	10
Total deferred income tax assets	3,091	2,518
Valuation allowance	(625)	(655)
Deferred income tax assets, net of valuation allowance	2,466	1,863
Deferred income tax liabilities:
Intangible assets	(395)	—
Lease asset	(308)	(340)
Property, equipment and other assets	(267)	(89)
Financing obligations	(285)	(66)
Other	(14)	(16)
Total deferred income tax liabilities	(1,269)	(511)
Deferred income tax assets, net	$1,197	$1,352
At December 31, 2025 (Successor), we had deferred income tax assets for federal foreign tax credit carryforwards of $111 million and net operating loss carryforwards for federal, state and local, and foreign jurisdictions of $657 million, the majority of which expire in various years from 2026 through 2040. The deferred tax asset for the U.S. interest limitation carryforward of $13 million at December 31, 2025 (Successor) has an indefinite carryforward period.
The 2025 (Successor) and 2024 (Predecessor) deferred income tax assets were reduced by a valuation allowance of $625 million and $655 million, respectively, principally relating to income tax benefits from capital losses and net operating losses in foreign jurisdictions, which are not expected to be realized. On July 4, 2025, the U.S. government enacted tax legislation, which includes the extension of certain expired or expiring tax provisions, including a favorable change to the interest deduction limitation, and modifications to certain international tax provisions. The legislation has multiple effective dates with certain provisions effective in 2025. The favorable change to the interest deduction limitation resulted in the reversal of the valuation allowance of $114 million on our interest limitation carryforward deferred tax asset.

Generally, the future remittance of foreign undistributed earnings will not be subject to U.S. federal income taxes and as a result, for substantially all of our foreign subsidiaries, we do not intend to assert indefinite reinvestment of both cash held outside of the U.S. and future cash earnings. However, a future repatriation of cash could be subject to state and local income taxes, foreign income taxes, tax on foreign currency translation gains and losses, and withholding taxes. Accordingly, as of December 31, 2025 (Successor), we recorded deferred income tax liabilities associated with future repatriations of $10 million on the Consolidated Balance Sheet. Additional income taxes have not been provided for outside basis differences inherent in these entities, which could be recognized upon sale or other transaction, as these amounts continue to be indefinitely invested in foreign operations. The determination of the U.S. federal deferred income tax liability for such outside basis difference is not practicable.

The income taxes paid (net of refunds) were as follows:

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,
	2025	2025
Federal	$—	$196
State and local:
Hawaii	—	(49)
Other	19	9
Foreign:
Canada	14	(21)
Italy	12	5
United Kingdom	2	17
Other	23	44
Total	$70	$201
The following table sets forth the change in the reserve for uncertain tax positions, excluding related accrued interest and penalties.

At 1/1/2023 (Predecessor)	$303
Additions for current year tax positions	15
Additions for prior year tax positions	20
Reductions for prior year tax positions	(46)
Cash settlements	(2)
Statute of limitations lapses	(4)
At December 31, 2023 (Predecessor)	286
Additions for current year tax positions	12
Additions for prior year tax positions	3
Reductions for prior year tax positions	(14)
Cash settlements	(3)
Statute of limitations lapses	(4)
At December 31, 2024 (Predecessor)	280
Additions for current year tax positions	6
Additions for prior year tax positions	154
Reductions for prior year tax positions	(8)
Statute of limitations lapses	(1)
At August 6, 2025 (Predecessor)	431

Additions for current year tax positions	3
Additions for prior year tax positions	2
Reductions for prior year tax positions	(3)
Cash settlements	(1)
Statute of limitations lapses	(1)
At December 31, 2025 (Successor)	$431
The reserve for uncertain tax positions of $431 million at December 31, 2025 (Successor) includes $360 million which would affect our effective income tax rate, if and when recognized in future years. We recognized interest and penalties of $13 million for the Successor period from August 7 - December 31, 2025, and $33 million, $28 million, and $26 million for the Predecessor periods from January 1 - August 6, 2025 and the years ended December 31, 2024 and 2023, respectively, in the Consolidated Statements of Operations. Liabilities for accrued interest and penalties totaling $144 million as of December 31, 2025 (Successor) and $104 million as of December 31, 2024 (Predecessor), respectively, are included within “Other current liabilities” and “Other liabilities” on the Consolidated Balance Sheets.
The Company and its subsidiaries file income tax returns with the Internal Revenue Service (“IRS”) and various state and local and foreign jurisdictions. For periods prior to the 2019 merger of Viacom and CBS, Viacom and CBS filed separate tax returns. For Viacom, we are currently under examination by the IRS for the 2016 through 2019 tax years. The Company and the IRS settled CBS’ income tax audits for the 2017 and 2018 tax years in 2023 and, during the Predecessor period from January 1 - August 6, 2025, settled the merged company’s 2019 income tax audit. In both audits, one item remains open and is currently being resolved through the Mutual Agreement Procedure process. Various tax years are also currently under examination by state and local and foreign tax authorities.